Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
10. Financial Instruments and Fair Value Measurements:
ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its condensed consolidated balance sheets.
Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statement of operations.
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.
During the year ended December 31, 2016, the Company terminated all interest rate swaps and there were no interest rate swaps outstanding as of June 30, 2017.
During the six-month periods ended June 30, 2016 and 2017, the losses transferred from accumulated other comprehensive income in the accompanying unaudited interim condensed consolidated statements of operations were $518 and $nil, respectively.
The effects of derivative instruments not designated or qualifying as hedging instruments on the unaudited interim condensed consolidated statements of operations is as follows:
		Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Six month period ended June 30, 2016	Six month period ended June 30, 2017
Interest rate swaps	Loss on interest rate swaps	$(6,547)	$-

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current liabilities and due to/due from related parties reported in the condensed consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts.  Assets and liabilities held for sale are stated at the lower of their carrying amounts or fair values less costs to sell. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The 7.25% Senior Unsecured Notes, the Drill Rigs Senior Notes and the Term Loan B Facilities have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). While the $462 million Senior Secured Credit Facility, has a floating rate on LIBOR and its' carrying value is approximately the same as its' fair market value.
The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at December 31, 2016, was approximately $51,080, $201,129, $1,156,958 and $1,002,304, respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at December 31, 2016, was $129,844, $457,745, $1,804,272 and $1,248,747, respectively.
The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes, $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility at June 30, 2017, was approximately $15,963, $130,736, $1,191,775 and $1,056,778, respectively. For the aforementioned senior notes and term loans their carrying value net of finance fees as at June 30, 2017, was $130,076, $459,040, $1,803,906 and $1,247,677, respectively.
The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis.  This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.
Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:
Level 1--Quoted market prices in active markets for identical assets or liabilities.
Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3--Unobservable inputs that are not corroborated by market data.